SIGNIFICANT ACCOUNTING POLICIES - Revenue recognition and Long-term investments (Details) ¥ in Thousands		12 Months Ended
	Jan. 01, 2018 CNY (¥)	Dec. 31, 2018 CNY (¥) item	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Revenue recognition
Number of major types of incentive coupons | item		2
Cash coupons recognized as a reduction of revenue		¥ 310,500	¥ 209,400	¥ 125,000
Referral code incentives recorded as sales and marketing expenses		13,100	¥ 15,000	¥ 37,200
Contract balances
Revenue recognized that was included in the contract liabilities balance		52,600
Service fees receivable	¥ 4,769	87,439
Allowance for service fees receivable	(2,288)	(26,442)
Service fees receivable, net	2,481	60,997
Contract assets	292,501	1,181,818
Allowance for contract assets	(609)	(4,738)
Contract assets and service fees receivable, net	294,373	1,238,077
Contract assets, net	291,892	1,177,080
Contract liabilities	¥ 55,771	¥ 92,056
Remaining performance obligations
Practical expedients, contract duration		true
remaining performance obligation is expected to be recognized as revenue (in years)		3 years
Transaction price allocated to remaining performance		¥ 601,600
Practical expedients
Practical expedients, amortization period		true
Disaggregation of revenue within the scope of ASC 606
Revenue		¥ 4,676,411
At point in time
Disaggregation of revenue within the scope of ASC 606
Revenue		4,156,460
Over time
Disaggregation of revenue within the scope of ASC 606
Revenue		519,951
Online direct sales and services income
Disaggregation of revenue within the scope of ASC 606
Revenue		2,600,594
Online direct sales
Disaggregation of revenue within the scope of ASC 606
Revenue		2,396,680
Services and others
Disaggregation of revenue within the scope of ASC 606
Revenue		203,914
Loan facilitation and servicing fees
Disaggregation of revenue within the scope of ASC 606
Revenue		2,075,817
Loan facilitation and servicing fees | Loan facilitation and matching service fee
Disaggregation of revenue within the scope of ASC 606
Revenue		1,679,932
Loan facilitation and servicing fees | Post-origination service fees
Disaggregation of revenue within the scope of ASC 606
Revenue		304,554
Loan facilitation and servicing fees | Investment Program Management Service Fees
Disaggregation of revenue within the scope of ASC 606
Revenue		¥ 91,331